Acquisitions and dispositions- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012		Apr. 23, 2014	May 31, 2013	Sep. 27, 2013	May 01, 2014	Oct. 01, 2012
Acquisitions
Contingent payments	$ 4
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, Low	0
Goodwill	17,869	18,073	18,075	[1]
Dispositions
Dispositions, net of cash	64	84	0
Mexico Corporate Trust
Dispositions
Dispositions, net of cash					65
After-tax gain on sale					4
Goodwill written off related to sale of business unit					8
Indefinite-lived intangible assets, written off related to sale of business unit					1
SourceNet
Dispositions
Dispositions, net of cash						11
Pretax gain on sale						2
After-tax gain on sale						10
Newton Private Cients
Dispositions
Dispositions, net of cash							120
Pretax gain on sale							27
After-tax gain on sale							5
Goodwill written off related to sale of business unit							69
Indefinite-lived intangible assets, written off related to sale of business unit							7
HedgeMark International, LLC
Acquisitions
Ownership percentage acquired (percent)								65.00%
Payments to acquire business								26
Ownership percentage prior to acquisition								35.00%
Goodwill								47
Intangible assets								1
Westlb Mellon Asset Management
Acquisitions
Business acquisition, voting percentage acquired									50.00%
Meriten Investment Management
Acquisitions
Payments to acquire business									22
Goodwill									70
Contingent consideration, liability									13
Finite-Lived Intangible Asset, Useful Life									8 years
Intangible assets									$ 23

[1]	Includes the reclassification of goodwill associated with the Newton Private Clients business from Investment Management to the Other segment.